Due to Trust Account, Short-term Borrowings and Long-term Debt	12 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Due to Trust Account, Short-term Borrowings and Long-term Debt	DUE TO TRUST ACCOUNT, SHORT-TERM BORROWINGS AND LONG-TERM DEBT
Mitsubishi UFJ Trust and Banking holds assets on behalf of its customers in an agent, fiduciary or trust capacity. Such trust account assets are not the MUFG Group’s proprietary assets and are managed and accounted for separately.
However, excess cash funds of individual trust accounts are often placed with Mitsubishi UFJ Trust and Banking which manages the funds together with its own funds in its proprietary account. Due to trust account reflects a temporary placement of the excess funds from individual trust accounts and, in view of the MUFG Group’s funding, due to trust account is similar to short-term funding, including demand deposits and other overnight funds purchased. The balance changes in response to the day-to-day changes in the excess funds placed by the trust accounts. A summary of due to trust account transactions at March 31, 2022 and 2023 is as follows:

	2022	2023
	(in millions, except percentages)
Amount outstanding at end of fiscal year	¥6,307,463	¥5,871,244
Weighted average interest rate on outstanding balance at end of fiscal year	0.00%	0.00%
At March 31, 2022 and 2023, the MUFG Group had unused lines of credit for financing amounting to ¥4,741,464 million and ¥3,321,061 million, respectively. The amounts principally consist of pooled collateral which are used to cover shortages in the Bank of Japan account and to meet liquidity needs. The MUFG Group may borrow from the Bank of Japan on demand up to the total amount of collateral eligible for credit extension.
Other short-term borrowings at March 31, 2022 and 2023 were comprised of the following:

	2022	2023
	(in millions, except percentages)
Domestic offices:
Commercial paper	¥1,491,509	¥1,123,528
Borrowings from the Bank of Japan	10,231,483	1,186,251
Borrowings from other financial institutions	68,384	95,785
Other(1)	810,849	976,832
Total domestic offices	12,602,225	3,382,396
Foreign offices:
Commercial paper	3,776,737	4,771,323
Borrowings from other financial institutions	82,914	160,292
Short-term debentures	22,059	21,338
Other	59,287	105,501
Total foreign offices	3,940,997	5,058,454
Total	16,543,222	8,440,850
Less unamortized discount	85	2,836
Other short-term borrowings—net	¥16,543,137	¥8,438,014
Weighted average interest rate on outstanding balance at end of fiscal year	0.09%	2.83%

Note:
(1)Includes borrowings from the jointly operated designated money in trusts.
Long-term debt (with original maturities of more than one year) at March 31, 2022 and 2023 was comprised of the following:

	2022	2023
	(in millions)
MUFG:
Obligations under finance leases	¥3,326	¥1,720
Unsubordinated debt (1):
Fixed rate bonds, payable in US dollars, due 2023-2039, principally 0.85%-5.72%	5,501,311	7,226,689
Fixed rate bonds, payable in Euro, due 2023-2033, principally 0.34%-3.56%	508,524	578,508
Fixed rate bonds, payable in other currencies, due 2024-2029, principally 2.08%-4.05% (2)	37,424	37,425
Adjustable rate bonds, payable in Japanese yen, due 2024-2034, principally 0.14%-1.47%	95,900	451,500
Adjustable rate bonds, payable in Euro, due 2025-2027, principally 0.34%-3.27%	68,350	408,016
Adjustable rate borrowings, payable in Japanese yen, due 2025-2037, principally 0.76%-1.86%	—	272,000
Floating rate bonds, payable in US dollars, due 2023-2026, principally 5.53%-6.16%	416,171	400,487
Floating rate bonds, payable in Euro, due 2023, principally 3.25%	47,845	51,002
Floating rate bonds, payable in other currencies, due 2024, principally 4.52% (2)	36,800	35,876
Total	6,712,325	9,461,503
Subordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2024-2033, principally 0.37%-1.56%	771,014	872,810
Fixed rate borrowings, payable in Japanese yen, due 2025-2028, principally 0.57%-0.79%	—	86,000
Adjustable rate bonds, payable in Japanese yen, due 2028-2033, principally 0.29%-1.21%	905,925	908,541
Adjustable rate bonds, payable in Japanese yen, no stated maturity, principally 0.82%-2.50%	1,486,734	1,366,633
Adjustable rate borrowings, payable in Japanese yen, due 2029-2032, principally 0.30%-0.72%	31,500	34,000
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 0.85%-1.33%	86,725	94,856
Floating rate borrowings, payable in Japanese yen, due 2025-2028, principally 0.57%-0.79%	86,000	—
Total	3,367,898	3,362,840
Total	10,083,549	12,826,063
MUFG Bank:
Obligations under finance leases	¥4,419	¥4,652
Unsubordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2023-2027, principally 0.63%-2.34%	72,400	37,300
Fixed rate bonds, payable in US dollars, due 2023-2052, principally 0.00%-4.70%	1,052,443	1,073,796
Fixed rate bonds, payable in Euro, due 2033, principally 1.81%	6,152	6,557
Fixed rate borrowings, payable in Japanese yen, due 2023-2028, principally 0.00%-0.25%	18,582,830	20,582,218
Fixed rate borrowings, payable in US dollars, due 2030, principally 2.93%	8,371	7,601
Adjustable rate borrowings, payable in US dollars, due 2023, principally 5.14%-5.54%	—	86,127
Floating rate borrowings, payable in US dollars, due 2023-2031, principally 4.49%-8.76%	714,718	671,936
Floating rate borrowings, payable in Euro, due 2025-2036, principally 2.30%-3.39%	103,231	100,065
Total	20,540,145	22,565,600
Subordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2025-2031, principally 1.95%-2.91%	236,000	175,500
Fixed rate borrowings, payable in Japanese yen, due 2023-2035, principally 0.44%-2.24%	71,000	59,500
Adjustable rate borrowings, payable in Japanese yen, due 2028, principally 1.06%	10,000	10,000
Floating rate borrowings, payable in Japanese yen, due 2027, principally 0.27%	15,000	15,000
Total	332,000	260,000
Obligations under loan securitization transaction accounted for as secured borrowings due 2023-2080, principally 0.13%-10.00%	519,718	445,821
Total	21,396,282	23,276,073

	2022	2023
	(in millions)
Other subsidiaries:
Obligations under finance leases	¥8,359	¥13,098
Unsubordinated debt (1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2023-2051, principally 0.00%-23.00%	1,088,884	1,012,649
Fixed rate borrowings, bonds and notes, payable in US dollars, due 2023-2036, principally 0.00%-50.00%	124,841	95,593
Fixed rate borrowings, bonds and notes, payable in Euro, due 2024-2030, principally 0.00%	10,796	1,148
Fixed rate borrowings, bonds and notes, payable in Thai baht, due 2023-2028, principally 0.00%-6.90%	230,630	154,698
Fixed rate borrowings, bonds and notes, payable in other currencies, due 2023-2037, principally 0.00%-9.50%(2)	306,778	322,457
Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2023-2053, principally 0.00%-38.50%	1,000,691	1,009,268
Floating/Adjustable rate borrowings, bonds and notes, payable in US dollars, due 2023-2032, principally 0.00%-43.00%	130,597	103,125
Adjustable rate bonds and notes, payable in Euro, due 2024-2025, principally 0.10%-1.00%	230	193
Total	2,893,447	2,699,131
Subordinated debt (1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2023-2030, principally 1.53%-2.61%	114,946	34,700
Fixed rate bonds and notes, payable in US dollars, due 2027-2030, principally 7.50%-8.00%	2,262	2,329
Fixed rate bonds and notes, payable in Thai baht, due 2029-2032, principally 3.00%-4.30%	208,581	231,138
Floating rate bonds and notes, payable in US dollars, due 2028, principally 9.86%	2,866	5,253
Total	328,655	273,420
Obligations under loan securitization transaction accounted for as secured borrowings due 2022, principally 2.25%	1	—
Total	3,230,462	2,985,649
Total	34,710,293	39,087,785
Debt issuance cost	¥(13,694)	¥(16,030)
Total	¥34,696,599	¥39,071,755

Notes:
(1)Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
(2)Minor currencies, such as Australian dollar, Indonesian rupiah, South Korean won, etc., excluding Japanese yen, US dollars, Euro and Thai baht have been summarized into the “Other currencies” classification.
The MUFG Group uses derivative financial instruments to manage its interest rate and currency exposures for certain debts. The derivative financial instruments include swaps, forwards, options and other types of derivatives. As a result of these derivative instruments, the effective rates reflected in the table above may differ from the coupon rates. The interest rates for the adjustable and floating rate debt shown in the above table are those in effect at March 31, 2022 and 2023.
Certain debt agreements permit the MUFG Group to redeem the related debt, in whole or in part, prior to maturity at the option of the issuer on terms specified in the respective agreements.
The following is a summary of maturities of long-term debt subsequent to March 31, 2023 :

	MUFG	BK	Other subsidiaries	Total
	(in millions)
Fiscal year ending March 31:
2024	¥899,334	¥1,239,768	¥691,145	¥2,830,247
2025	1,331,578	18,187,331	494,856	20,013,765
2026	2,267,854	1,245,954	317,642	3,831,450
2027	580,729	164,253	258,031	1,003,013
2028	1,346,562	1,167,991	101,229	2,615,782
2029 and thereafter	6,400,006	1,270,776	1,122,746	8,793,528
Total	¥12,826,063	¥23,276,073	¥2,985,649	¥39,087,785
New Issuances of Debt for Basel III
For the fiscal year ended March 31, 2023, the MUFG Group issued to institutional investors in Japan ¥90,000 million aggregate principal amount of unsecured perpetual subordinated Additional Tier 1 notes. These notes are subject to the MUFG Group’s discretion to cease interest payments and a write-down of the principal upon the occurrence of certain events, including when the MUFG Group’s Common Equity Tier 1 ratio declines below 5.125%, when the MUFG Group is deemed to be at risk of becoming non-viable or when the MUFG Group becomes subject to bankruptcy proceedings.
For the fiscal year ended March 31, 2023, the MUFG Group obtained debt financing of ¥624,500 million, $16,265 million (approximately ¥2,171,865 million) and €3,050 million (approximately ¥444,446 million) with an intent to count towards Total Loss-Absorbing Capacity (“TLAC”) to global institutional investors to meet the TLAC requirement under the standards issued by the Financial Stability Board. The MUFG Group is required to maintain external TLAC ratios of 18% on a risk-weighted assets basis and 6.75% on a leverage exposure basis.